15. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
Notes
15. SEGMENTED FINANCIAL INFORMATION

15. SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

	December 31, 2020	December 31, 2019
Non-current assets
Portugal	$ 216,743	$ 244,251
Kosovo	-	1
	$ 216,743	$ 244,252

Years ended
	December 31, 2020	December 31, 2019
Mineral exploration expenses
Portugal	$ 68,960	$ 520,500
Kosovo	11,383	45,927
	$ 80,343	$ 566,427